T. ROWE PRICE U.S. EQUITY RESEARCH ETF

September 30, 2025 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.3%
COMMUNICATION SERVICES 10.2%
Diversified Telecommunication Services 0.2%
AT&T	148,306	4,188
		4,188
Entertainment 1.7%
Electronic Arts	15,812	3,189
Netflix (1)	18,346	21,995
Spotify Technology (1)	2,789	1,947
Take-Two Interactive Software (1)	1,726	446
TKO Group Holdings	9,420	1,903
Walt Disney	33,265	3,809
		33,289
Interactive Media & Services 7.4%
Alphabet, Class A	141,288	34,347
Alphabet, Class C	225,982	55,038
Meta Platforms, Class A	83,175	61,082
		150,467
Media 0.2%
Charter Communications, Class A (1)	3,717	1,022
Comcast, Class A	82,171	2,582
Trade Desk, Class A (1)	17,500	858
		4,462
Wireless Telecommunication Services 0.7%
T-Mobile US	59,524	14,249
		14,249
Total Communication Services		206,655
CONSUMER DISCRETIONARY 10.4%
Automobiles 2.3%
General Motors	19,708	1,202
Tesla (1)	100,507	44,697
		45,899
Broadline Retail 3.9%
Amazon.com (1)	346,809	76,149
eBay	21,518	1,957
		78,106
Distributors 0.0%
Pool	2,700	837
		837

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Hotels, Restaurants & Leisure 2.0%
Booking Holdings	1,582	8,542
Chipotle Mexican Grill (1)	97,338	3,815
Darden Restaurants	4,300	819
Domino's Pizza	1,941	838
DoorDash, Class A (1)	18,598	5,058
Hilton Worldwide Holdings	15,917	4,129
Las Vegas Sands	39,670	2,134
McDonald's	33,751	10,257
Royal Caribbean Cruises	11,473	3,712
Wingstop	3,076	774
		40,078
Household Durables 0.1%
NVR (1)	380	3,053
		3,053
Specialty Retail 2.0%
AutoZone (1)	892	3,827
Bath & Body Works	9,438	243
Carvana (1)	2,227	840
Home Depot	40,663	16,476
Lowe's	18,465	4,641
O'Reilly Automotive (1)	43,355	4,674
Ross Stores	22,881	3,487
TJX	31,788	4,595
Ulta Beauty (1)	2,502	1,368
		40,151
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica (1)	2,139	380
NIKE, Class B	21,895	1,527
Tapestry	7,621	863
		2,770
Total Consumer Discretionary		210,894
CONSUMER STAPLES 4.7%
Beverages 1.0%
Coca-Cola	167,522	11,110
Keurig Dr Pepper	112,285	2,864
Monster Beverage (1)	31,340	2,110
PepsiCo	34,205	4,804
		20,888
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale	15,508	14,354

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Walmart	165,522	17,059
		31,413
Food Products 0.1%
Lamb Weston Holdings	3,178	184
Mondelez International	36,908	2,306
Tyson Foods, Class A	7,628	414
		2,904
Household Products 1.0%
Colgate-Palmolive	35,927	2,872
Kimberly-Clark	20,112	2,501
Procter & Gamble	96,089	14,764
		20,137
Personal Care Products 0.3%
elf Beauty (1)	8,021	1,063
Estee Lauder, Class A	19,825	1,747
Kenvue	66,658	1,082
Unilever PLC, ADR	22,000	1,304
		5,196
Tobacco 0.7%
Altria Group	55,498	3,666
Philip Morris International	65,746	10,664
		14,330
Total Consumer Staples		94,868
ENERGY 3.0%
Energy Equipment & Services 0.2%
Schlumberger	112,708	3,874
		3,874
Oil, Gas & Consumable Fuels 2.8%
Chevron	79,111	12,285
ConocoPhillips	73,846	6,985
Diamondback Energy	18,387	2,631
EOG Resources	21,741	2,438
EQT	26,981	1,469
Expand Energy	12,174	1,293
Exxon Mobil	131,049	14,776
Kinder Morgan	56,100	1,588
ONEOK	8,100	591
Targa Resources	15,231	2,552
Valero Energy	31,615	5,383
Williams	62,958	3,988
		55,979
Total Energy		59,853

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
FINANCIALS 14.0%
Banks 3.8%
Bank of America	354,599	18,294
Citigroup	121,550	12,337
Fifth Third Bancorp	49,426	2,202
Huntington Bancshares	130,349	2,251
JPMorgan Chase	94,175	29,706
KeyCorp	81,809	1,529
Popular	8,025	1,019
Truist Financial	10,751	491
US Bancorp	90,379	4,368
Wells Fargo	44,199	3,705
Western Alliance Bancorp	9,720	843
		76,745
Capital Markets 3.2%
Ares Management	13,307	2,128
Bank of New York Mellon	37,122	4,045
Blackrock	5,199	6,061
Blackstone	11,565	1,976
Cboe Global Markets	3,043	746
Charles Schwab	99,643	9,513
CME Group	21,346	5,767
Goldman Sachs Group	9,053	7,209
Intercontinental Exchange	2,800	472
KKR	28,663	3,725
Moody's	8,321	3,965
Morgan Stanley	35,840	5,697
Robinhood Markets, Class A (1)	14,800	2,119
S&P Global	10,464	5,093
State Street	14,700	1,705
TPG	38,025	2,185
Tradeweb Markets, Class A	25,220	2,799
		65,205
Consumer Finance 0.5%
American Express	18,759	6,231
Capital One Financial	18,005	3,827
		10,058
Financial Services 4.4%
Apollo Global Management	23,711	3,160
Berkshire Hathaway, Class B (1)	45,436	22,842
Block (1)	79,181	5,722
Corebridge Financial	53,716	1,722
Corpay (1)	16,451	4,739
Equitable Holdings	30,540	1,551

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Fiserv (1)	18,476	2,382
Global Payments	2,802	233
Klarna Group PLC (1)	9,196	337
Mastercard, Class A	34,447	19,594
Visa, Class A	69,237	23,636
Voya Financial	36,920	2,762
		88,680
Insurance 2.1%
Allstate	34,882	7,487
American International Group	60,026	4,715
Axis Capital Holdings	11,481	1,100
Chubb	33,444	9,440
Hartford Insurance Group	24,207	3,229
Marsh & McLennan	25,183	5,075
MetLife	63,323	5,216
Progressive	14,041	3,467
RenaissanceRe Holdings	12,213	3,101
		42,830
Total Financials		283,518
HEALTH CARE 8.7%
Biotechnology 1.9%
AbbVie	68,010	15,747
Amgen	4,257	1,201
BeOne Medicines, ADR (1)	7,200	2,453
Gilead Sciences	83,765	9,298
Regeneron Pharmaceuticals	4,736	2,663
Vertex Pharmaceuticals (1)	15,348	6,011
		37,373
Health Care Equipment & Supplies 1.8%
Abbott Laboratories	73,916	9,900
Boston Scientific (1)	53,158	5,190
Cooper (1)	6,967	477
Intuitive Surgical (1)	17,503	7,828
Medtronic	21,177	2,017
ResMed	8,500	2,327
Stryker	17,845	6,597
Zimmer Biomet Holdings	24,587	2,422
		36,758
Health Care Providers & Services 1.7%
Cardinal Health	12,365	1,941
Cencora	10,999	3,438
Cigna	13,365	3,852
CVS Health	65,909	4,969
Elevance Health	5,927	1,915

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Humana	2,100	546
McKesson	3,165	2,445
Quest Diagnostics	7,926	1,511
Tenet Healthcare (1)	17,961	3,647
UnitedHealth Group	31,252	10,791
		35,055
Life Sciences Tools & Services 0.9%
Danaher	35,553	7,049
IQVIA Holdings (1)	5,021	954
Mettler-Toledo International (1)	1,758	2,158
Thermo Fisher Scientific	16,155	7,835
		17,996
Pharmaceuticals 2.4%
Bristol-Myers Squibb	29,401	1,326
Eli Lilly	29,598	22,583
Johnson & Johnson	66,359	12,304
Merck	83,422	7,002
Pfizer	75,445	1,923
Viatris	336,679	3,333
Zoetis	7,100	1,039
		49,510
Total Health Care		176,692
INDUSTRIALS & BUSINESS SERVICES 7.2%
Aerospace & Defense 2.0%
Boeing (1)	36,419	7,860
GE Aerospace	46,249	13,913
Howmet Aerospace	19,670	3,860
L3Harris Technologies	11,754	3,590
Northrop Grumman	10,990	6,696
RTX	16,597	2,777
TransDigm Group	1,513	1,994
		40,690
Building Products 0.4%
Carrier Global	29,579	1,766
Johnson Controls International	23,604	2,595
Trane Technologies	7,420	3,131
		7,492
Commercial Services & Supplies 0.3%
Cintas	13,124	2,694
Waste Connections	9,252	1,626
Waste Management	9,610	2,122
		6,442

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Construction & Engineering 0.1%
API Group (1)	44,237	1,521
EMCOR Group	1,600	1,039
		2,560
Electrical Equipment 0.8%
AMETEK	3,847	723
Emerson Electric	9,223	1,210
GE Vernova	7,865	4,836
Hubbell	8,312	3,577
Rockwell Automation	9,487	3,316
Vertiv Holdings, Class A	18,742	2,827
		16,489
Ground Transportation 0.8%
Canadian National Railway	20,517	1,935
CSX	120,839	4,291
Old Dominion Freight Line	31,923	4,494
Saia (1)	8,480	2,539
Uber Technologies (1)	8,409	824
Union Pacific	11,500	2,718
		16,801
Industrial Conglomerates 0.3%
Honeywell International	15,513	3,266
Roper Technologies	4,711	2,349
		5,615
Machinery 1.9%
Caterpillar	21,894	10,447
Cummins	9,191	3,882
Deere	11,668	5,335
Dover	17,961	2,996
Esab	8,223	919
Fortive	38,544	1,888
Ingersoll-Rand	38,168	3,153
Middleby (1)	9,800	1,303
PACCAR	3,800	374
Parker-Hannifin	5,968	4,525
Pentair PLC	3,600	399
Stanley Black & Decker	14,745	1,096
Xylem	12,048	1,777
		38,094
Passenger Airlines 0.1%
United Airlines Holdings (1)	17,286	1,668
		1,668

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Professional Services 0.4%
Automatic Data Processing	2,663	782
Booz Allen Hamilton Holdings	7,947	794
Dayforce (1)	20,842	1,436
Equifax	7,900	2,026
SS&C Technologies Holdings	7,514	667
Verisk Analytics	7,907	1,989
		7,694
Trading Companies & Distributors 0.1%
Ferguson Enterprises	1,544	347
SiteOne Landscape Supply (1)	7,090	913
WW Grainger	2,100	2,001
		3,261
Total Industrials & Business Services		146,806
INFORMATION TECHNOLOGY 35.1%
Communications Equipment 0.8%
Arista Networks (1)	44,698	6,513
Cisco Systems	113,892	7,793
Motorola Solutions	6,100	2,789
		17,095
Electronic Equipment, Instruments & Components 1.1%
Amphenol, Class A	57,675	7,138
CDW	5,921	943
Jabil	1,700	369
Keysight Technologies (1)	31,089	5,438
TE Connectivity	15,621	3,429
Teledyne Technologies (1)	7,775	4,557
Zebra Technologies, Class A (1)	1,633	485
		22,359
IT Services 0.5%
Accenture, Class A	22,869	5,640
International Business Machines	17,045	4,809
		10,449
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices (1)	44,021	7,122
Analog Devices	12,366	3,038
Broadcom	183,560	60,558
First Solar (1)	13,996	3,087
Intel (1)	102,700	3,446
KLA	5,547	5,983
Marvell Technology	26,727	2,247
Microchip Technology	26,694	1,714
Micron Technology	50,408	8,434

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Monolithic Power Systems	6,866	6,321
NVIDIA	906,298	169,097
ON Semiconductor (1)	8,163	403
QUALCOMM	44,578	7,416
Texas Instruments	31,286	5,748
		284,614
Software 11.8%
Adobe (1)	12,872	4,541
AppLovin, Class A (1)	9,600	6,898
Autodesk (1)	7,790	2,475
Cadence Design Systems (1)	12,222	4,293
Crowdstrike Holdings, Class A (1)	9,112	4,468
Datadog, Class A (1)	26,400	3,759
Descartes Systems Group (1)	29,598	2,789
Fair Isaac (1)	1,279	1,914
Fortinet (1)	40,405	3,397
Intuit	11,160	7,621
Microsoft	275,581	142,737
Monday.com (1)	3,120	604
Oracle	59,094	16,620
Palantir Technologies, Class A (1)	73,184	13,350
Palo Alto Networks (1)	34,252	6,975
PTC (1)	8,900	1,807
Salesforce.com	22,409	5,311
ServiceNow (1)	7,642	7,033
Synopsys (1)	2,158	1,065
Workday (1)	5,645	1,359
		239,016
Technology Hardware, Storage & Peripherals 6.9%
Apple	541,714	137,936
Dell Technologies, Class C	8,400	1,191
		139,127
Total Information Technology		712,660
MATERIALS 1.8%
Chemicals 1.0%
CF Industries Holdings	9,692	869
Corteva	23,211	1,570
Dow	15,442	354
Ecolab	9,100	2,492
Linde	22,371	10,626
Mosaic	22,633	785
RPM International	3,029	357
Sherwin-Williams	9,871	3,418
		20,471

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Construction Materials 0.1%
Vulcan Materials	8,038	2,473
		2,473
Containers & Packaging 0.2%
Ball	22,430	1,131
International Paper	55,075	2,555
Packaging of America	3,626	790
		4,476
Metals & Mining 0.4%
Franco-Nevada	15,078	3,361
Freeport-McMoRan	50,291	1,973
Steel Dynamics	14,317	1,996
		7,330
Paper & Forest Products 0.1%
West Fraser Timber	19,385	1,318
		1,318
Total Materials		36,068
REAL ESTATE 1.9%
Health Care REITs 0.3%
Ventas, REIT	14,078	985
Welltower, REIT	26,299	4,685
		5,670
Industrial REITs 0.4%
Prologis, REIT	41,110	4,708
Rexford Industrial Realty, REIT	73,572	3,024
		7,732
Office REITs 0.0%
BXP, REIT	11,800	877
		877
Real Estate Management & Development 0.2%
CBRE Group, Class A (1)	16,703	2,632
CoStar Group (1)	6,697	565
		3,197
Residential REITs 0.2%
AvalonBay Communities, REIT	7,656	1,479
Equity Residential, REIT	6,452	418
Essex Property Trust, REIT	4,988	1,335
Sun Communities, REIT	9,373	1,209
		4,441

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
Retail REITs 0.2%
Kimco Realty, REIT	41,473	906
Regency Centers, REIT	11,399	831
Simon Property Group, REIT	9,183	1,724
		3,461
Specialized REITs 0.6%
American Tower, REIT	22,996	4,423
Crown Castle, REIT	12,493	1,206
CubeSmart, REIT	30,327	1,233
Equinix, REIT	5,488	4,298
Public Storage, REIT	7,133	2,060
		13,220
Total Real Estate		38,598
UTILITIES 2.3%
Electric Utilities 1.3%
Alliant Energy	8,600	580
Constellation Energy	14,056	4,625
Exelon	29,747	1,339
NextEra Energy	105,066	7,931
PG&E	261,560	3,944
Southern	34,101	3,232
Xcel Energy	74,185	5,983
		27,634
Gas Utilities 0.1%
Atmos Energy	15,816	2,701
		2,701
Independent Power & Renewable Electricity Producer 0.2%
Vistra	17,421	3,413
		3,413
Multi-Utilities 0.7%
Ameren	17,395	1,816
CMS Energy	23,649	1,732
Consolidated Edison	34,766	3,495
DTE Energy	13,576	1,920
Sempra	52,391	4,714
		13,677
Total Utilities		47,425
Total Common Stocks (Cost $1,693,051)		2,014,037

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, 4.09% (2)	4,509,298	4,509
Total Short-Term Investments (Cost $4,509)		4,509
Total Investments in Securities 99.5% of Net Assets (Cost $1,697,560)		$2,018,546
Other Assets Less Liabilities 0.5%		9,634
Net Assets 100.0%		$2,028,180

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/24	Purchase Cost	Sales Cost	Value 9/30/25
T. Rowe Price Government Reserve Fund	$—	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price U.S. Equity Research ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE U.S. EQUITY RESEARCH ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On September 30, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF967-054Q3
09/25